Related Party Transactions - Schedule of Percentage of TUA Fees Payable (Details) - Terminal Use Agreement [Member] - SPLNG [Member]	3 Months Ended
Mar. 31, 2017
Prior to Substantial Completion of SPL Train 1 [Member]
Related Party Transaction [Line Items]
Percentage of TUA Fees Payable	0.00%
Between Substantial Completion of SPL Trains 1 and 2 [Member]
Related Party Transaction [Line Items]
Percentage of TUA Fees Payable	25.00%
Between Substantial Completion of SPL Trains 2 and 3 [Member]
Related Party Transaction [Line Items]
Percentage of TUA Fees Payable	50.00%
Between Substantial Completion of SPL Trains 3 and 4 [Member]
Related Party Transaction [Line Items]
Percentage of TUA Fees Payable	75.00%
After Substantial Completion of SPL Train 4 [Member]
Related Party Transaction [Line Items]
Percentage of TUA Fees Payable	100.00%
Cheniere Investments [Member] | Prior to Substantial Completion of SPL Train 1 [Member]
Related Party Transaction [Line Items]
Percentage of TUA Fees Payable	100.00%
Cheniere Investments [Member] | Between Substantial Completion of SPL Trains 1 and 2 [Member]
Related Party Transaction [Line Items]
Percentage of TUA Fees Payable	75.00%
Cheniere Investments [Member] | Between Substantial Completion of SPL Trains 2 and 3 [Member]
Related Party Transaction [Line Items]
Percentage of TUA Fees Payable	50.00%
Cheniere Investments [Member] | Between Substantial Completion of SPL Trains 3 and 4 [Member]
Related Party Transaction [Line Items]
Percentage of TUA Fees Payable	25.00%
Cheniere Investments [Member] | After Substantial Completion of SPL Train 4 [Member]
Related Party Transaction [Line Items]
Percentage of TUA Fees Payable	0.00%